SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative)	1 Months Ended
	Sep. 21, 2020 integer $ / shares shares	Sep. 15, 2020	Jul. 10, 2020 integer $ / shares shares	Feb. 29, 2020 integer $ / shares shares	Sep. 03, 2019 integer $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Mar. 28, 2019 integer shares
Common stock, shares issued | shares						305,451,498	100,074,000
Number of founder | integer								33
Wyoming Secretary [Member]
Common stock, shares issued | shares	151,500
Number of shareholder | integer	303
Per share value | $ / shares	$ 5
Stockholders equity stock split		The Company’s certificate of amendment to amend its Articles of Incorporation to effectuate a 3 for 1 forward stock split. The total issued and outstanding shares of the Company’s common stock has been increased from 10,322,660 to 305,451,498 shares, with the par value unchanged at zero.
Li Zhuo [Member]
Common stock, shares issued | shares				1,666,666
Number of shareholder | integer				2
Per share value | $ / shares				$ 3
Founder [Member]
Common stock, shares issued | shares					74,000			100,000,000
Number of shareholder | integer					13
Per share value | $ / shares					$ 3
Shareholders [Member]
Common stock, shares issued | shares			26,000
Number of shareholder | integer			2
Per share value | $ / shares			$ 3